Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets
Schedule of intangible assets

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2024	48,671	591	49,262
Additions	3,183	—	3,183
Cost at June 30, 2024	51,854	591	52,445
Opening value at January 1, 2025	53,410	591	54,001
Additions	1,507	—	1,507
Other movements	(4)	—	(4)
Cost at June 30, 2025	54,913	591	55,504
Amortization
Opening amortization at January 1, 2024	(2,528)	(127)	(2,655)
Amortization	(459)	(21)	(480)
Amortization at June 30, 2024	(2,987)	(148)	(3,135)
Opening amortization at January 1, 2025	(3,452)	(168)	(3,620)
Amortization	(456)	(21)	(477)
Amortization at June 30, 2025	(3,908)	(189)	(4,097)
Net book value at June 30, 2024	48,867	443	49,310
Net book value at June 30, 2025	51,005	402	51,407